PROVISIONS (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	$ 589,609	$ 698,478
Carrying amount at end of year	589,609	589,609
Annual leave
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	298,508	288,122
Charged/(credited) to profit or loss - additional provisions recognized	261,354	134,198
Amounts used during the year	(293,375)	(123,812)
Carrying amount at end of year	266,487	298,508
Long service leave
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	399,970	321,119
Charged/(credited) to profit or loss	(103,363)
Charged/(credited) to profit or loss - additional provisions recognized	26,515	78,851
Carrying amount at end of year	$ 323,122	$ 399,970